UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment []; Amendment Number:
The Institutional Investment Manager Filing this Report:
Name:    Kenneth W. Kroeker
Company:  Lawson Kroeker Investment Management, Inc.
Address:  8805 Indian Hills Drive Suite 250
          Omaha, NE 68114
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person siging the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.
Person siging this report on behalf of Reporting Manager:
Name:  Kenneth W. Kroeker
Title: President
Phone: 402-392-2602
Signature, Place, and Date of Signing:
       12/31/99
       8805 Indian Hills Drive Suite 250
       Omaha, NE 68114
Report Type: (Check only one):
       [X] 13F HOLDINGS REPORT
           13F NOTICE
           13F COMBINATION REPORT
List of other Managers reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total:  $150,303.00
List of Other Included Managers:
No. 13F File Number Number
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS CONV DE CNV              52729NAG5     1414  1010000 PRN      SOLE                  1010000
ABBOTT LABS                    COM              002824100     2315    63750 SH       SOLE                    43750             20000
ALBEMARLE CORP.                COM              012653101      295    15390 SH       SOLE                    15390
ALLTEL CORP                    COM              020039103      329     3981 SH       SOLE                     3981
AMERICAN GENERAL CORP          COM              026351106     6855    90341 SH       SOLE                    59816             30525
AMERICAN HOME PRODS CP         COM              026609107      918    23400 SH       SOLE                    22800               600
AMERICAN TELEPHONE & TELEG CO  COM              001957109      828    16302 SH       SOLE                    16302
AVERY DENNISON CORP            COM              053611109     7179    98515 SH       SOLE                    67315             31200
BRISTOL MYERS SQUIBB CO        COM              110122108     1403    21860 SH       SOLE                    21060               800
BURLINGTON RES INC             COM              122014103      422    12775 SH       SOLE                    12225               550
CARDINAL HEALTH, INC.          COM              14149Y108     2155    45020 SH       SOLE                    27370             17650
CBS CORP                       COM              961402104     8580   134200 SH       SOLE                    87850             46350
CHEVRON CORPORATION            COM              166751107     1823    21050 SH       SOLE                    21050
COCA COLA CO                   COM              191216100      419     7200 SH       SOLE                     7200
COLGATE PALMOLIVE CO           COM              194162103     5235    80540 SH       SOLE                    51340             29200
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3204    60593 SH       SOLE                    37974             22619
CONAGRA INC                    COM              205887102      632    27864 SH       SOLE                    27864
CORNING INC                    COM              219350105     9179    71190 SH       SOLE                    50490             20700
DU PONT E I DE NEMOURS         COM              263534109     2072    31450 SH       SOLE                    20950             10500
EL PASO ENERGY                 COM              283905107     3846    99087 SH       SOLE                    59087             40000
ELAN CORP PLC ADR              COM              284131208     2283    77386 SH       SOLE                    51686             25700
EMERSON ELEC CO                COM              291011104      723    12600 SH       SOLE                    12600
ETHYL CORP                     COM              297659104       54    15500 SH       SOLE                    15500
EXXON MOBIL CORP               COM              30231G102      216     2686 SH       SOLE                     2686
FEDERAL HOME LN MTG CORP       COM              313400301      313     6650 SH       SOLE                     6650
FIRST NATIONAL NEBRASKA INC    COM              318626108      331      138 SH       SOLE                      138
GARTNER GROUP INC - CLASS B    COM              366665120      243    17589 SH       SOLE                    11522              6067
GPU, INC.                      COM              370550105      300    10100 SH       SOLE                    10100
GUIDANT CORP                   COM              401698105      443     9434 SH       SOLE                     9434
HONEYWELL INTERNATIONAL INC    COM              438516106     4626    80189 SH       SOLE                    51080             29109
HOUGHTON MIFFLIN CO.           COM              441560109     3789    89815 SH       SOLE                    59415             30400
IMS HEALTH INC COM             COM              449934108     3663   134730 SH       SOLE                    88130             46600
KIMBERLY CLARK CORP            COM              494368103      458     6992 SH       SOLE                     6992
LEVEL 3 COMMUNICATIONS         COM              493876106     7132    87111 SH       SOLE                    56311             30800
LILLY ELI & CO                 COM              532457108      353     5312 SH       SOLE                     5312
LUCENT TECHNOLOGIES            COM              549463107     7660   102140 SH       SOLE                    73740             28400
MARSH & MCLENNAN COS           COM              571748102      727     7600 SH       SOLE                     7600
MCI WORLDCOM                   COM              98155K102     6091   114786 SH       SOLE                    76341             38445
METROMEDIA INTERNATIONAL GROUP COM              591695101      292    61450 SH       SOLE                    28250             33200
MONSANTO CO                    COM              611662107     2457    69325 SH       SOLE                    41875             27450
MONY GROUP INC COM             COM              615337102     1643    56300 SH       SOLE                    48300              8000
NATIONAL DATA CORP COM         COM              635621105     2363    69625 SH       SOLE                    49125             20500
NISOURCE INC.                  COM              65473P105      446    24940 SH       SOLE                    24940
PROCTER AND GAMBLE CO          COM              742718109      733     6690 SH       SOLE                     6690
PUDGET SOUND ENERGY            COM              745332106      242    12470 SH       SOLE                    12470
RCN CORP.                      COM              749361101     6466   133310 SH       SOLE                    77210             56100
RELIA STAR FINANCIAL           COM              75952U103     2347    59900 SH       SOLE                    44500             15400
REPUBLIC N Y CORP              COM              760719104      270     3750 SH       SOLE                     3750
REYNOLDS & REYNOLDS CO         COM              761695105      828    36800 SH       SOLE                    36800
ROYAL DUTCH PETE CO NY REG SH  COM              780257705     1108    18300 SH       SOLE                    18300
SBC COMMUNICATIONS, INC        COM              78387G103      530    10869 SH       SOLE                    10869
SHERWIN WILLIAMS CO            COM              824348106      442    21035 SH       SOLE                    21035
SOUTHDOWN INC COM              COM              841297104     3453    66894 SH       SOLE                    48102             18792
SPRINT CORP                    COM              852061100     9053   134498 SH       SOLE                    92598             41900
SPRINT CORP PCS COM SER 1      COM              852061506     4021    39234 SH       SOLE

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